Income and other taxes - Schedule of Components of Income and Other Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income from operations before taxes	$ 530,617	$ 726,227
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	$ 143,267	$ 196,081
Effects of different foreign statutory tax rates	26,256	40,067
Change due to foreign exchange	24,950	28,261
Withholding and other taxes	26,041	28,249
Non-deductible expenditures	31,948	24,356
Change in income tax rates	0	(20,143)
Benefit of optional tax incentives	(13,965)	(16,544)
Use of losses and temporary differences not previously recognized	0	(10,481)
Future withholding tax	(12,000)	(3,300)
Non-taxable portions of gains	(2,135)	(4,754)
Losses and tax bases for which no tax benefit has been recorded	7,178	1,876
Change in accruals for tax audits	11,209	1,200
Amounts under provided for in prior years	1,145	534
Income tax expense	243,894	265,402
Current income tax, withholding and other taxes	247,811	270,669
Deferred income tax expense/(recovery)	$ (3,917)	$ (5,267)